UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2006


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gryphon International Investment Corp
Address:   20 Bay Street, Suite 1905
           Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

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Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing      /s/ Alexander H.M. Becks    Toronto, Ontario, Canada           November 13, 2006
                                         -------------------------    ------------------------           ----------------
                                           [Signature]                [City, State]                      [Date]

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Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0



Form 13F Information Table Entry Total:  53 Data Records



Form 13F Information Table Value Total:   $210,487



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FORM 13F INFORMATION TABLE

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                                                                                                           VOTING AUTHORITY
NAME OF ISSUER         TITLE OF   CUSIP       VALUE     SHARES/      SH/  PUT/   INVSTMT     OTHER     SOLE          SHARED    NONE
                       CLASS                  x($1000)  PRN AMT      PRN  CALL   DISCRETN    MGRS

Aflac Inc              Common     001055102   8,402     183,600      SH          SOLE        NONE      183,600       0         0

Aflac Inc              Common     001055102   2,094     45,765       SH          DEFINED               0             45,765    0

Allstate Corp          Common     020002101   245       3,900        SH          SOLE        NONE      3,900         0         0

Allstate Corp          Common     020002101   201       3,200        SH          DEFINED               0             3,200     0

American Express       Common     025816109   8,858     157,945      SH          SOLE        NONE      157,945       0         0

American Express       Common     025816109   2,287     40,785       SH          DEFINED               0             40,785    0

American Standard
Companies              Common     029712106   11        252          SH          DEFINED               0             252       0

Ameriprise
Financial Inc          Common     03076C106   1         28           SH          DEFINED               0             28        0

Apache Corp Com        Common     037411105   201       3,180        SH          DEFINED               0             3,180     0

Biomet Inc             Common     090613100   6,385     198,340      SH          SOLE        NONE      198,340       0         0

Biomet Inc             Common     090613100   1,529     47,495       SH          DEFINED               0             47,495    0

BJ Services            Common     055482103   6,327     210,000      SH          SOLE        NONE      210,000       0         0

BJ Services            Common     055482103   1,943     64,495       SH          DEFINED               0             64,495    0

Bunge Limited          Common     G16962105   10,428    179,944      SH          SOLE        NONE      179,944       0         0

Bunge Limited          Common     G16962105   2,856     49,285       SH          DEFINED               0             49,285    0

Clarcor Inc            Common     179895107   8,722     286,063      SH          SOLE        NONE      286,063       0         0

Clarcor Inc            Common     179895107   2,387     78,280       SH          DEFINED               0             78,280    0

Danaher Corp           Common     235851102   10,178    148,210      SH          SOLE        NONE      148,210       0         0

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
Danaher Corp           Common     235851102   2,467     35,925       SH          DEFINED               0             35,925    0

Dean Foods Co          Common     242370104   10,368    246,749      SH          SOLE        NONE      246,749       0         0

Dean Foods Co          Common     242370104   2,367     56,329       SH          DEFINED               0             56,329    0

Dover Corp             Common     260003108   8,768     184,820      SH          SOLE        NONE      184,820       0         0

Dover Corp             Common     260003108   2,132     44,950       SH          DEFINED               0             44,950    0

Ecolab Inc             Common     278865100   18        420          SH          DEFINED               0             420       0

Fedex Corporation      Common     31428X106   10,107    92,995       SH          SOLE        NONE      92,995        0         0

Fedex Corporation      Common     31428X106   2,639     24,282       SH          DEFINED               0             24,282    0

Fiserv Inc             Common     337738108   8,545     181,455      SH          SOLE        NONE      181,455       0         0

Fiserv Inc             Common     337738108   1,988     42,225       SH          DEFINED               0             42,225    0

Fisher Scientific
Intl Inc               Common     338032204   9,633     123,115      SH          SOLE        NONE      123,115       0         0

Fisher Scientific
Intl Inc               Common     338032204   2,168     27,705       SH          DEFINED               0             27,705    0

General Mills Inc      Common     370334104   7         130          SH          DEFINED               0             130       0

Health Management
Associates Inc A       Common     421933102   5,943     284,350      SH          SOLE        NONE      284,350       0         0

Health Management
Associates Inc A       Common     421933102   1,566     74,925       SH          DEFINED               0             74,925    0

Hillenbrand
Industries             Common     431573104   14        252          SH          DEFINED               0             252       0

Home Depot             Common     437076102   6,072     167,407      SH          SOLE        NONE      167,407       0         0

Home Depot             Common     437076102   1,737     47,886       SH          DEFINED               0             47,886    0

Honeywell Inc.         Common     438516106   8,986     219,695      SH          SOLE        NONE      219,695       0         0

Honeywell Inc.         Common     438516106   2,189     53,530       SH          DEFINED               0             53,530    0

International
Business Machs         Common     459200101   7         84           SH          DEFINED               0             84        0

Intel Corp             Common     458140100   7         319          SH          DEFINED               0             319       0


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
J.M. Smucker Co        Common     832696405   7,540     157,251      SH          SOLE        NONE      157,251       0         0

J.M. Smucker Co        Common     832696405   1,919     40,015       SH          DEFINED               0             40,015    0

Perkinelmer Inc.       Common     714046109   5,092     268,975      SH          SOLE        NONE      268,975       0         0

Perkinelmer Inc.       Common     714046109   1,127     59,520       SH          DEFINED               0             59,520    0

Praxair Inc.           Common     74005P104   10,485    177,233      SH          SOLE        NONE      177,233       0         0

Praxair Inc.           Common     74005P104   2,690     45,477       SH          DEFINED               0             45,477    0

Sysco Corp             Common     871829107   8,474     253,335      SH          SOLE        NONE      253,335       0         0

Sysco Corp             Common     871829107   2,044     61,100       SH          DEFINED               0             61,100    0

TJX Companies          Common     872540109   8,163     291,210      SH          SOLE        NONE      291,210       0         0

TJX Companies          Common     872540109   2,156     76,925       SH          DEFINED               0             76,925    0

Treehouse Foods
Inc                    Common     89469A104   2         100          SH          DEFINED               0             100       0

Wal-Mart Stores        Common     931142103   6         126          SH          DEFINED               0             126       0

Yum! Brands Inc.       Common     988498101   9         168          SH          DEFINED               0             168       0

S REPORT SUMMARY       53 DATA                                       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                          RECORDS
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